FINANCIAL INSTRUMENTS (Details 2) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Amounts Receivable	$ 2,015	$ 2,672
Long-term Investments	1,466	1,746
Warrant Liability	1,306	$ 745
Level 1 of fair value hierarchy [member]
Statement [Line Items]
Cash	2,697
Amounts Receivable	0
Long-term Investments	1,466
Total Financial Assets	4,163
Warrant Liability	0
Total Financial Liabilities	0
Level 2 of fair value hierarchy [member]
Statement [Line Items]
Cash	0
Amounts Receivable	2,015
Long-term Investments	0
Total Financial Assets	2,015
Warrant Liability	0
Total Financial Liabilities	0
Level 3 of fair value hierarchy [member]
Statement [Line Items]
Cash	0
Amounts Receivable	0
Long-term Investments	0
Total Financial Assets	0
Warrant Liability	(771)
Total Financial Liabilities	$ 771